Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Schedule of financial information of Company's VIEs and VIEs' subsidiaries

	As of December 31,
	2010	2011
	RMB	RMB
Total assets	1,644,806	960,070
Total liabilities	992,668	912,010

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net Revenues	1,008,771	1,127,948	1,394,032
Net Income (loss)	57,804	38,906	(245,060)
Net cash provided by (used in) operating activities	(7,704)	8,688	73,425
Net cash used in investing activities .	(346,255)	(192,449)	(80,473)
Net cash provided by (used in) financing activities	387,749	287,846	(105,903)